Segment reporting	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the six months ended June 30, 2020 and 2019 is as follows:

For the six months ended June 30, 2020

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$56,855	$76,012	$250,169	$217,371	$600,407	$—	$600,407
Vessel operating costs	(14,818)	(24,904)	(51,286)	(70,213)	(161,221)	—	(161,221)
Voyage expenses	(21)	(296)	(3,551)	(3,257)	(7,125)	—	(7,125)
Depreciation - owned or finance leased vessels	(10,100)	(10,625)	(38,593)	(35,625)	(94,943)	—	(94,943)
Depreciation - right of use assets	—	(7,595)	(4,268)	(14,943)	(26,806)	—	(26,806)
General and administrative expenses	(573)	(1,047)	(1,881)	(2,970)	(6,471)	(29,539)	(36,010)
Financial expenses	—	—	—	—	—	(83,892)	(83,892)
Financial income	92	9	2	280	383	477	860
Other expenses, net	—	—	—	—	—	(702)	(702)
Segment income or loss	$31,435	$31,554	$150,592	$90,643	$304,224	$(113,656)	$190,568
For the six months ended June 30, 2019

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$35,177	$55,176	$132,856	$123,426	$346,635	$—	$346,635
Vessel operating costs	(13,851)	(23,717)	(46,411)	(54,173)	(138,152)	—	(138,152)
Voyage expenses	(24)	(1,164)	(206)	(228)	(1,622)	—	(1,622)
Charterhire	—	(4,256)	271	(414)	(4,399)	—	(4,399)
Depreciation - owned or finance leased vessels	(9,598)	(9,044)	(36,270)	(33,271)	(88,183)	—	(88,183)
Depreciation - right of use assets	—	(3,929)	—	(4,101)	(8,030)	—	(8,030)
General and administrative expenses	(583)	(1,039)	(1,857)	(2,310)	(5,789)	(25,451)	(31,240)
Financial expenses	—	—	—	—	—	(96,083)	(96,083)
Financial income	107	11	22	264	404	5,439	5,843
Other expenses, net	—	—	—	—	—	(13)	(13)
Segment income or loss	$11,228	$12,038	$48,405	$29,193	$100,864	$(116,108)	$(15,244)